Investments Measured Using NAV per Share as a Practical Expedient (Tables)	12 Months Ended
Jan. 31, 2026
EBP 003
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV	The three levels of the fair value hierarchy are described as follows:

Level 1	Unadjusted quoted prices for identical, unrestricted assets or liabilities in active markets that a plan has the ability to access.
Level 2
Quoted prices for similar assets or liabilities in active markets; quoted prices for identical or similar assets or liabilities in inactive markets; inputs other than quoted prices that are observable for the asset or liability; and inputs that are derived principally from or corroborated by observable market data by correlation or other means for substantially the full term of the assets or liabilities.

Level 3	Significant unobservable inputs.
Investments measured at fair value on a recurring basis consisted of the following types of instruments:

	Fair Value Measurements as of January 31, 2026:
	Total	Level 1	Level 2	Assets at NAV
Walmart Inc. equity securities	$6,304,802,781	$6,304,802,781	$—	$—
Common stocks	2,665,582,571	2,665,582,571	—	—
Cash equivalent	20,632,102	20,632,102	—	—
Mutual funds	162,243,758	162,243,758	—	—
Government securities	1,318,113,207	—	1,318,113,207	—
Corporate bonds	491,277,628	—	491,277,628	—
Asset-backed securities	176,681,801	—	176,681,801	—
Mortgage-backed securities	73,105,740	—	73,105,740	—
Investments measured at NAV* Collective investment trusts/collective trust funds	46,357,422,689	—	—	46,357,422,689
Total investments at fair value	$57,569,862,277	$9,153,261,212	$2,059,178,376	$46,357,422,689

	Fair Value Measurements as of January 31, 2025:
	Total	Level 1	Level 2	Assets at NAV
Walmart Inc. equity securities	$5,738,048,126	$5,738,048,126	$—	$—
Common stocks	1,790,065,839	1,790,065,839	—	—
Cash equivalent	19,368,827	19,368,827	—	—
Mutual fund	1,032,322,277	1,032,322,277	—	—
Government securities	913,843,362	—	913,843,362	—
Corporate bonds	390,618,298	—	390,618,298	—
Asset-backed securities	139,248,391	—	139,248,391	—
Mortgage-backed securities	44,064,257	—	44,064,257	—
Investments measured at NAV* Collective investment trusts/collective trust funds	39,337,699,722	—	—	39,337,699,722
Total investments at fair value	49,405,279,099	$8,579,805,069	$1,487,774,308	$39,337,699,722
*In accordance with ASC Subtopic 820-10, certain investments that were measured at NAV per share (or its equivalent) have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented on the Statements of Net Assets Available for Benefits.
The following table summarizes investments for which fair value is measured using NAV per share as a practical expedient as of January 31, 2026 and 2025.

		Unfunded commitments	Redemption frequency (if currently eligible)	Redemption notice
January 31, 2026	Fair Value
Collective investment trusts/collective trust funds	$46,357,422,689	N/A	Daily	N/A
January 31, 2025
Collective investment trusts/collective trust funds	$39,337,699,722	N/A	Daily	N/A